Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			$ (2,080,212)	$ (192,520)
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (924,915)	$ (242,583)	(2,080,212)	(192,520)
Depreciation	161,949	157,624	211,114	70,371
Provision for bad debts	16,963	12,191	7,018	2,800
Increase (decrease) in assets
Accounts receivable	80,058	(210,880)	(135,369)	(55,993)
Other receivables and prepaid expenses	(2,367)	(1,152)	(3,010)	(235)
Advances to suppliers	81,394	161,775	156,923	(46,059)
Deferred commissions	(48,100)	(177,417)	(131,129)	(233,393)
Deferred travel cost	(87,810)	(101,676)	(28,044)	(166,324)
Inventory	(27,297)	71,453	148,020	(141,351)
Increase (decrease) in liabilities:
Accounts payable	99,453	78,429	24,789
Unearned revenue	391,384	210,397	(47,785)	867,825
Taxes payable	5,612	496,048	655,962	394,973
Accrued liabilities and other payables	237,884	55,413	249,826	210,946
Net cash provided by (used in) operating activities	(15,792)	509,622	(971,897)	711,040
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(7,727)	(273,640)	(272,468)	(3,074,208)
Net cash used in investing activities	(7,727)	(273,640)	(272,468)	(3,074,208)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advance from (repayment to) shareholder	13,631	(261,683)	1,231,926	2,409,086
Net cash provided by (used in) financing activities	13,631	(261,683)	1,231,926	2,409,086
EFFECT OF EXCHANGE RATE CHANGE ON CASH & EQUIVALENTS	1,101	(838)	(2,312)	(1,897)
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	(8,787)	(26,539)	(14,751)	44,021
CASH & EQUIVALENTS, BEGINNING OF PERIOD	29,668	44,419	44,419	398
CASH & EQUIVALENTS, END OF PERIOD	20,881	17,881	29,668	44,419
Supplemental Cash flow data:
Income tax paid				3,322
Interest paid